Offsetting of financial assets and financial liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets
Financial assets	$ 2,433,785	$ 2,293,296
Financial liabilities
Financial liabilities	2,220,739	2,099,449
Loans and advances to customers	962,964	861,504	$ 924,454
Customer accounts	1,364,462	1,272,386	$ 1,289,586
Financial Liabilities Subject To Offsetting
Financial liabilities
Gross amounts	562,288	577,470
Amounts offset	(226,625)	(209,086)
Net amounts in the balance sheet	335,663	368,384
Financial instruments	(190,057)	(241,171)
Non-cash collateral	(98,005)	(74,153)
Cash collateral	(29,094)	(34,148)
Net amount	18,507	18,912
Amounts not subject to enforceable netting arrangements	54,045	36,512
Financial liabilities	389,708	404,896
Derivatives
Financial liabilities
Gross amounts	321,932	378,571
Amounts offset	(110,425)	(106,555)
Net amounts in the balance sheet	211,507	272,016
Financial instruments	(156,072)	(210,035)
Non-cash collateral	(14,342)	(15,512)
Cash collateral	(28,666)	(33,754)
Net amount	12,427	12,715
Amounts not subject to enforceable netting arrangements	5,314	7,803
Financial liabilities	216,821	279,819
Cash margins pledged	5,196	5,862
Trading liabilities
Financial liabilities
Gross amounts	10,555	5,034
Amounts offset	0	0
Net amounts in the balance sheet	10,555	5,034
Financial instruments	(430)	(475)
Non-cash collateral	(9,615)	(4,515)
Cash collateral	0	0
Net amount	510	44
Amounts not subject to enforceable netting arrangements	63	37
Financial liabilities	10,618	5,071
Non-trading liabilities
Financial liabilities
Gross amounts	187,268	148,443
Amounts offset	(105,776)	(87,929)
Net amounts in the balance sheet	81,492	60,514
Financial instruments	(7,165)	(6,202)
Non-cash collateral	(74,048)	(54,126)
Cash collateral	(240)	(146)
Net amount	39	40
Amounts not subject to enforceable netting arrangements	48,510	28,444
Financial liabilities	130,002	88,958
Customer accounts
Financial liabilities
Gross amounts	42,533	45,422
Amounts offset	(10,424)	(14,602)
Net amounts in the balance sheet	32,109	30,820
Financial instruments	(26,390)	(24,459)
Non-cash collateral	0	0
Cash collateral	(188)	(248)
Net amount	5,531	6,113
Amounts not subject to enforceable netting arrangements	158	228
Financial liabilities	32,267	31,048
Financial Assets Subject To Offsetting
Financial assets
Gross amounts	646,072	666,639
Amounts offset	(226,625)	(209,086)
Net amounts in the balance sheet	419,447	457,553
Financial instruments	(186,622)	(239,780)
Non-cash collateral	(182,527)	(150,403)
Cash collateral	(37,532)	(40,651)
Net amount	12,766	26,719
Amounts not subject to enforceable netting arrangements	51,330	36,937
Financial assets	470,777	494,490
Derivatives
Financial assets
Gross amounts	322,422	387,999
Amounts offset	(110,425)	(106,555)
Net amounts in the balance sheet	211,997	281,444
Financial instruments	(156,088)	(210,067)
Non-cash collateral	(11,092)	(11,647)
Cash collateral	(37,302)	(40,188)
Net amount	7,515	19,542
Amounts not subject to enforceable netting arrangements	7,821	9,428
Financial assets	219,818	290,872
Financial liabilities
Cash margins received	6,324	3,720
Trading assets
Financial assets
Gross amounts	15,893	9,859
Amounts offset	0	0
Net amounts in the balance sheet	15,893	9,859
Financial instruments	(430)	(475)
Non-cash collateral	(15,462)	(9,383)
Cash collateral	0	0
Net amount	1	1
Amounts not subject to enforceable netting arrangements	1,227	348
Financial assets	17,120	10,207
Non-trading assets
Financial assets
Gross amounts	265,666	222,485
Amounts offset	(105,776)	(87,929)
Net amounts in the balance sheet	159,890	134,556
Financial instruments	(3,714)	(4,779)
Non-cash collateral	(155,973)	(129,373)
Cash collateral	(49)	(215)
Net amount	154	189
Amounts not subject to enforceable netting arrangements	41,663	26,418
Financial assets	201,553	160,974
Loans and advances to customers
Financial assets
Gross amounts	42,091	46,296
Amounts offset	(10,424)	(14,602)
Net amounts in the balance sheet	31,667	31,694
Financial instruments	(26,390)	(24,459)
Non-cash collateral	0	0
Cash collateral	(181)	(248)
Net amount	5,096	6,987
Amounts not subject to enforceable netting arrangements	619	743
Financial assets	$ 32,286	$ 32,437